15. MARKETING AND COMMUNICATIONS EXPENSES: Schedule of Selling and Marketing Expense (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Marketing and advertising		$ 2,279	$ 44,693	$ 164,420
Shareholder communications		28,972	202,550	119,167
Marketing and communications	[1]	$ 31,251	$ 247,243	$ 283,587

[1]	Note 15.